Leases (Lease Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Lease right-of-use assets
Finance leases	$ 368	$ 381
Operating leases	440	485
Total lease right-of-use assets	$ 808	$ 866
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Properties	Properties
Current
Finance leases	$ 4	$ 1
Operating leases	$ 108	$ 134
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Less: Current portion of long-term debt	Less: Current portion of long-term debt
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other	Accounts payable and other
Noncurrent
Finance leases	$ 1	$ 6
Operating leases	$ 316	$ 343
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term debt	Long-term debt
Total lease liabilities	$ 429	$ 484